ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Aug. 31, 2025
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Fast Track Group (The “Group” or the “Company”) is an investment holding company incorporated on May 31, 2024 under the laws of the Cayman Islands. The Company through its subsidiaries involved in regional entertainment-focused event management and marketing company that provides a full range of services including experiential marketing, artiste endorsement and management, movie premiere organizations, grand openings and concerts and it is headquartered in Singapore.

On July 2, 2024, the Company completed a reorganization under common control of its then existing shareholders, who collectively owned all the equity interests of Fast Track Events Pte. Ltd. prior to the reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

As of August 31, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Background	Ownership %	Principal activity
TCX Holdings Limited	● A British Virgin Islands company ● Incorporated on May 31, 2024	100%	Investment holding
Fast Track Events Pte. Ltd.	● A Singapore company ● Incorporated on March 8, 2012	100%	Regional entertainment-focused event management and marketing company

The registration statement for the Company’s Initial Public Offering (the “Offering”) was declared effective by the SEC on May 22, 2025. On May 23, 2025, the Company consummated the Offering of 3,750,000 ordinary shares at a public offering price of $4.00 per share. On June 2, 2025, the Company issued an additional 562,500 ordinary shares at a price of $4.00 per share following the full exercise of the underwriters’ over-allotment option. The aggregate gross proceeds from the Offering amounted to $17,250,000, prior to deducting underwriting discounts and other related expenses.

Group reorganization

Pursuant to a group reorganization (the “group reorganization”) to rationalize the structure of the Company and its subsidiary companies (herein collectively referred to as the “Group”) in preparation for the listing of our shares, the Company becomes the holding company of the Group on July 2, 2024. As the Group were under same control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately prior to the group reorganization, the unaudited condensed consolidated statements of operations and comprehensive loss, unaudited condensed consolidated statements of changes in shareholders’ equity (deficit) and unaudited condensed consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the beginning of the period, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period.

FAST TRACK GROUP

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED AUGUST 31, 2025 AND 2024

(Stated in US Dollars)

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

Liquidity and going concern

In assessing the Company’s liquidity, the Company monitors and evaluates its cash and cash equivalent and its operating and capital expenditure commitments.

The assets of the Company exceed its liabilities by $12,165,909 as at August 31, 2025 and the Company has incurred a net loss of $1,509,695 for the six months ended August 31, 2025. Its net cash used in operating activities for the six months ended August 31, 2025 was $8,507,141. As at August 31, 2025, the Company has $6,503,868 in cash and cash equivalents, which is unrestricted as to withdrawal and use as of August 31, 2025.

Based on these factors and in consideration of the Company’s business plans, budgets and forecasts, management has a reasonable expectation that the Company has sufficient funds to meet its operating and capital expenditure needs and obligations in the next 12 months. The Company may also access capital markets or credit facilities, if required, to support its working capital needs.